Pay vs Performance Disclosure	12 Months Ended
	Dec. 25, 2022 USD ($)	Dec. 26, 2021 USD ($)	Dec. 27, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
			Average	Average	Investment Based on:			Company
	Summary		Summary	Compensation		Peer Group		Selected
	Compensation	Compensation	Compensation	Actually Paid to	Total	Total	Net	Measure
	Table Total	Actually Paid	Table Total for	Non-PEO	Shareholder	Shareholder	Income (Loss)	Adjusted
Year	for PEO ($)(1)	to PEO ($)(1)	Non-PEO NEOs ($)	NEOs ($)	Return	Return (2)	($)	EBITDA ($)(3)

2022	7,056,910	(6,007,149)	2,440,571	(715,533)	57%	96%	(36,900,000)	70,700,000
2021	9,499,003	(5,800,040)	3,484,031	326,825	108%	93%	(2,000,000)	82,900,000
2020	8,236,370	25,945,757	2,686,473	6,102,458	152%	105%	79,600,000	78,500,000
(1) Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2022	Eric DeMarco	Deanna Lund, Jonah Adelman, Phillip Carrai, Steven Fendley
2021	Eric DeMarco	Deanna Lund, Jonah Adelman, Phillip Carrai, Steven Fendley
2020	Eric DeMarco	Deanna Lund, Jonah Adelman, Phillip Carrai, Steven Fendley

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Deanna Lund, Jonah Adelman, Phillip Carrai, Steven Fendley	Deanna Lund, Jonah Adelman, Phillip Carrai, Steven Fendley	Deanna Lund, Jonah Adelman, Phillip Carrai, Steven Fendley
Peer Group Issuers, Footnote [Text Block]	(2) For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) for the following companies, which represent the peer group of companies used by us for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the our Annual Report on Form 10-K for the fiscal year ended December 25, 2022: AAR Corp., Aerojet Rocketdyne Holdings, Inc., AeroVironment Inc., Comtech Telecommunications Corp., CPI Aerostructures Inc., Ducommun Inc, Frequency Electronics Inc., and Mercury Systems Inc.
PEO Total Compensation Amount	$ 7,056,910	$ 9,499,003	$ 8,236,370
PEO Actually Paid Compensation Amount	$ (6,007,149)	(5,800,040)	25,945,757
Adjustment To PEO Compensation, Footnote [Text Block]
Compensation actually paid to our NEOs represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
		Average Non-		Average Non-		Average Non-
	PEO ($)	PEO NEOs ($)	PEO ($)	PEO NEOs ($)	PEO ($)	PEO NEOs ($)
Total Compensation Reported in the Summary
Compensation Table for Applicable FY	8,236,370	2,686,473	9,499,003	3,484,031	7,056,910	2,440,571
Adjustments
Deduction for Amounts Reported under "Stock
Awards" and "Option Awards" Columns in the
Summary Compensation Table for Applicable FY	(6,636,500)	(2,083,525)	(7,911,000)	(2,789,850)	(5,895,000)	(1,921,450)
Increased based on ASC 718 Fair Value of
Awards Granted during Applicable FY that
remains Unvested as of Applicable FY End,
determined as of Applicable FY End	8,914,750	2,948,725	5,820,000	2,037,000	3,096,000	1,006,200
Increase/deduction for Awards Granted during
Prior FY that were Outstanding and Unvested
as of Applicable FY End, determined based on
change in ASC 718 Fair Value from Prior FY End
to Applicable FY End	15,431,138	2,540,456	(12,712,494)	(2,284,200)	(10,669,000)	(2,325,237)
Increase/deduction for Awards Granted during
Prior FY that Vested During Applicable FY,
determined based on change in ASC 718 Fair
Value from Prior FY End to Vesting Date	—	10,329	(495,550)	(120,155)	403,941	84,383
TOTAL ADJUSTMENTS	17,709,388	3,415,985	(15,299,044)	(3,157,206)	(13,064,059)	(3,156,104)
Compensation Actually Paid	25,945,757	6,102,458	(5,800,040)	326,825	(6,007,149)	(715,533)

Non-PEO NEO Average Total Compensation Amount	$ 2,440,571	3,484,031	2,686,473
Non-PEO NEO Average Compensation Actually Paid Amount	$ (715,533)	326,825	6,102,458
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Compensation actually paid to our NEOs represents the "Total" compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2020		2021		2022
		Average Non-		Average Non-		Average Non-
	PEO ($)	PEO NEOs ($)	PEO ($)	PEO NEOs ($)	PEO ($)	PEO NEOs ($)
Total Compensation Reported in the Summary
Compensation Table for Applicable FY	8,236,370	2,686,473	9,499,003	3,484,031	7,056,910	2,440,571
Adjustments
Deduction for Amounts Reported under "Stock
Awards" and "Option Awards" Columns in the
Summary Compensation Table for Applicable FY	(6,636,500)	(2,083,525)	(7,911,000)	(2,789,850)	(5,895,000)	(1,921,450)
Increased based on ASC 718 Fair Value of
Awards Granted during Applicable FY that
remains Unvested as of Applicable FY End,
determined as of Applicable FY End	8,914,750	2,948,725	5,820,000	2,037,000	3,096,000	1,006,200
Increase/deduction for Awards Granted during
Prior FY that were Outstanding and Unvested
as of Applicable FY End, determined based on
change in ASC 718 Fair Value from Prior FY End
to Applicable FY End	15,431,138	2,540,456	(12,712,494)	(2,284,200)	(10,669,000)	(2,325,237)
Increase/deduction for Awards Granted during
Prior FY that Vested During Applicable FY,
determined based on change in ASC 718 Fair
Value from Prior FY End to Vesting Date	—	10,329	(495,550)	(120,155)	403,941	84,383
TOTAL ADJUSTMENTS	17,709,388	3,415,985	(15,299,044)	(3,157,206)	(13,064,059)	(3,156,104)
Compensation Actually Paid	25,945,757	6,102,458	(5,800,040)	326,825	(6,007,149)	(715,533)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 57	108	152
Peer Group Total Shareholder Return Amount	96	93	105
Net Income (Loss)	$ (36,900,000)	$ (2,000,000)	$ 79,600,000
Company Selected Measure Amount	70,700,000	82,900,000	78,500,000
PEO Name	Eric DeMarco
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	(3) Adjusted EBITDA is a non-GAAP measure and should not be considered in isolation or as a substitution for financial information provided in accordance with GAAP. This non-GAAP financial measure may not be computed in the same manner as similarly titled measures used by other companies. The Company expects to continue to incur expenses similar to the Adjusted EBITDA financial adjustments described, and investors should not infer from the Company’s presentation of this non-GAAP financial measure that these costs are unusual, infrequent, or non-recurring. Adjusted EBITDA is a non-GAAP measure. A definition of Adjusted EBITDA, and a reconciliation of Adjusted EBITDA to the nearest GAAP counterpart, is provided in Annex A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (13,064,059)	$ (15,299,044)	$ 17,709,388
PEO [Member] | Deduction For Amounts Reported Under Stock Awards And Option Awards Column In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,895,000)	(7,911,000)	(6,636,500)
PEO [Member] | Increased Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remains Unvested As Of Applicable FY End Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,096,000	5,820,000	8,914,750
PEO [Member] | Increase Deduction For Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Determine Based On Change In ASC 718 Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,669,000)	(12,712,494)	15,431,138
PEO [Member] | Increase Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determine Based On Changes In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	403,941	(495,550)	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,156,104)	(3,157,206)	3,415,985
Non-PEO NEO [Member] | Deduction For Amounts Reported Under Stock Awards And Option Awards Column In The Summary Compensation Table For Applicable FY [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,921,450)	(2,789,850)	(2,083,525)
Non-PEO NEO [Member] | Increased Based On ASC 718 Fair Value Of Awards Granted During Applicable FY That Remains Unvested As Of Applicable FY End Determined As Of Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,006,200	2,037,000	2,948,725
Non-PEO NEO [Member] | Increase Deduction For Awards Granted During Prior FY That Were Outstanding And Unvested As Of Applicable FY End, Determine Based On Change In ASC 718 Fair Value From Prior FY End To Applicable FY End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,325,237)	(2,284,200)	2,540,456
Non-PEO NEO [Member] | Increase Deduction For Awards Granted During Prior FY That Vested During Applicable FY, Determine Based On Changes In ASC 718 Fair Value From Prior FY End To Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 84,383	$ (120,155)	$ 10,329